General information	12 Months Ended
Dec. 31, 2023
General information.
General information

Notes to Consolidated Financial Statements

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries. We refer to note 33 for a list of consolidated companies.

We are a global biotechnology company with operations in Europe and the US dedicated to developing medicines focusing on oncology and immunology.

The components of the result presented in the financial statements include the results of the companies mentioned in note 33 Consolidated companies as of December 31, 2023.

Our operations had 1,123 employees on December 31, 2023 (as compared to 1,338 employees on December 31, 2022) mainly working in our operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Switzerland, Germany, Italy, Spain and the United Kingdom.

Effective as from July 1, 2023 we transferred our drug discovery and research activities in Romainville, France, and 121 employees exclusively dedicated to the operation of these activities to NovAliX, who assumes all ongoing research and discovery activities in Romainville.

On January 31, 2024 we announced that we successfully completed the transfer of the Jyseleca® business to Alfasigma, including the European and UK Marketing Authorizations, the commercial, medical and development activities for Jyseleca® and approximately 400 positions in 14 European countries. The transfer of our Jyseleca® business has been determined to meet the criteria to be classified as held for sale and discontinued operations in our financial statements for the year ended December 31, 2023. We also presented all income statement items fully related to the Jyseleca® business to be transferred on a separate line “Net profit/loss (-) from discontinued operations, net of tax” in our consolidated income statement. The consolidated income statement for all comparative periods reported in these consolidated financial statements were restated as well to show the discontinued operations on a separate line.

Our continuing operations had 646 employees as at December 31, 2023 (as compared to 724 employees as at December 31, 2022) mainly working in our operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Switzerland, and the United States.

We refer to note 33 for a list of companies included in the discontinued operations and to note 5 for more details on the discontinued operations.